UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	655 Third Avenue
		19th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, July 29, 2004

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $146,281
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Incorporated             COM              00817Y108     1448    17040 SH       SOLE                    15490              1550
                                                              1520    17880 SH       DEFINED                                   17880
Amdocs Ltd.                    COM              G02602103      682    29090 SH       SOLE                    26460              2630
                                                               599    25580 SH       DEFINED                                   25580
American Intnl. Group          COM              026874107     2458    34480 SH       SOLE                    31440              3040
                                                              1686    23660 SH       DEFINED                                   23660
Anheuser-Busch Corp.           COM              035229103      842    15585 SH       SOLE                    14260              1325
                                                               668    12370 SH       DEFINED                                   12370
Bank of America                COM              060505104     1626    19210 SH       SOLE                    17460              1750
                                                              1394    16470 SH       DEFINED                                   16470
Banknorth Group                COM              06646R107     1137    35020 SH       SOLE                    31970              3050
                                                              1198    36890 SH       DEFINED                                   36890
Barr Pharmaceuticals, Inc.     COM              068306109      993    29455 SH       SOLE                    25905              3550
                                                              1171    34760 SH       DEFINED                                   34760
Black & Decker                 COM              091797100     1620    26070 SH       SOLE                    23770              2300
                                                              1397    22490 SH       DEFINED                                   22490
Burlington Resources           COM              122014103     1605    44370 SH       SOLE                    40470              3900
                                                              1639    45300 SH       DEFINED                                   45300
Canadian Natl. Railway         COM              136375102     2101    48210 SH       SOLE                    44210              4000
                                                              1700    39000 SH       DEFINED                                   39000
Chevron Texaco Corp.           COM              166764100      784     8330 SH       SOLE                     7630               700
                                                               676     7180 SH       DEFINED                                    7180
Cisco Systems                  COM              17275R102      953    40210 SH       SOLE                    36710              3500
                                                               816    34410 SH       DEFINED                                   34410
Citigroup Inc.                 COM              172967101     2838    61030 SH       SOLE                    55610              5420
                                                              2661    57230 SH       DEFINED                                   57230
Comcast Corp. Spl.A            COM              2003ON200     2251    81520 SH       SOLE                    74640              6880
                                                              1845    66820 SH       DEFINED                                   66820
Compass Bancshares             COM              20449H109      813    18910 SH       SOLE                    17210              1700
                                                               871    20250 SH       DEFINED                                   20250
Computer Sciences Corp.        COM              205363104     1724    37140 SH       SOLE                    33890              3250
                                                              1745    37580 SH       DEFINED                                   37580
Devon Energy                   COM              25179m103     2485    37656 SH       SOLE                    34303              3353
                                                              2104    31883 SH       DEFINED                                   31883
Diebold                        COM              253651103     1595    30160 SH       SOLE                    26610              3550
                                                              1826    34540 SH       DEFINED                                   34540
Dover Corp.                    COM              260003108      832    19770 SH       SOLE                    18020              1750
                                                               276     6560 SH       DEFINED                                    6560
EMC Corporation                COM              268648102      205    18000 SH       DEFINED                                   18000
Engelhard                      COM              292845104      875    27070 SH       SOLE                    23950              3120
                                                              1023    31660 SH       DEFINED                                   31660
Fluor Corp. (New)              COM              343412102     1729    36260 SH       SOLE                    31950              4310
                                                              1998    41920 SH       DEFINED                                   41920
General Electric               COM              369604103     2424    74800 SH       SOLE                    69250              5550
                                                              2006    61919 SH       DEFINED                                   61919
Hewlett-Packard                COM              428236103     2005    95010 SH       SOLE                    86650              8360
                                                              1764    83610 SH       DEFINED                                   83610
Home Depot                     COM              437076102     1272    36130 SH       SOLE                    32940              3190
                                                              1302    37000 SH       DEFINED                                   37000
International Business Machine COM              459200101     1146    13000 SH       SOLE                    11850              1150
                                                               986    11190 SH       DEFINED                                   11190
JPM Chase & Co.                COM              46625H100     1438    37100 SH       SOLE                    33730              3370
                                                              1266    32650 SH       DEFINED                                   32650
Kerr McGee Corp.               COM              492386107     1656    30790 SH       SOLE                    28090              2700
                                                              1549    28800 SH       DEFINED                                   28800
Kinder Morgan Inc.             COM              49455P101     2292    38650 SH       SOLE                    35200              3450
                                                              2194    37000 SH       DEFINED                                   37000
Laboratory Corp. new           COM              50540R409     1711    43100 SH       SOLE                    39350              3750
                                                              1631    41090 SH       DEFINED                                   41090
Leggett & Platt Inc.           COM              524660107     1372    51380 SH       SOLE                    46710              4670
                                                              1227    45930 SH       DEFINED                                   45930
Marshall & Isley               COM              571834100     1208    30900 SH       SOLE                    28240              2660
                                                              1014    25950 SH       DEFINED                                   25950
Masco Corp.                    COM              574599106     2274    72920 SH       SOLE                    66770              6150
                                                              1876    60170 SH       DEFINED                                   60170
Meadwestvaco                   COM              583334107     1945    66170 SH       SOLE                    60070              6100
                                                              1690    57510 SH       DEFINED                                   57510
Nabors Industries              COM              G6359F103     1703    37650 SH       SOLE                    34250              3400
                                                              1477    32660 SH       DEFINED                                   32660
National Oilwell Inc.          COM              637071101      208     6613 SH       DEFINED                                    6613
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     1120    20780 SH       SOLE                    18930              1850
                                                               975    18100 SH       DEFINED                                   18100
Pfizer Inc.                    COM              717081103     2598    75790 SH       SOLE                    69400              6390
                                                              2138    62370 SH       DEFINED                                   62370
Pioneer Natural Resources      COM              723787107      647    18450 SH       SOLE                    16300              2150
                                                               742    21140 SH       DEFINED                                   21140
Praxair Inc.                   COM              74005P104     2205    55250 SH       SOLE                    50600              4650
                                                              1700    42600 SH       DEFINED                                   42600
Prudential                     COM              744320102     2123    45690 SH       SOLE                    41740              3950
                                                              2057    44270 SH       DEFINED                                   44270
Schering-Plough                COM              806605101     1523    82390 SH       SOLE                    74920              7470
                                                              1350    73030 SH       DEFINED                                   73030
Sovereign Bancorp Inc.         COM              845905108     1097    49630 SH       SOLE                    45370              4260
                                                               920    41640 SH       DEFINED                                   41640
Texas Instruments              COM              882508104      722    29860 SH       SOLE                    27210              2650
                                                               617    25500 SH       DEFINED                                   25500
Time Warner Inc.(2003)         COM              887317105     1608    91450 SH       SOLE                    83350              8100
                                                              1540    87580 SH       DEFINED                                   87580
Toys R US Holding C.           COM              892335100     1119    70230 SH       SOLE                    62030              8200
                                                              1271    79800 SH       DEFINED                                   79800
U.S. Bancorp                   COM              902973304     1433    52000 SH       SOLE                    47400              4600
                                                              1229    44590 SH       DEFINED                                   44590
United Technologies            COM              913017109     2095    22900 SH       SOLE                    20840              2060
                                                              1878    20524 SH       DEFINED                                   20524
UnumProvident Corp.            COM              91529Y106      767    48270 SH       SOLE                    43990              4280
                                                               664    41760 SH       DEFINED                                   41760
Viacom Inc.                    COM              925524308     1132    31680 SH       SOLE                    29230              2450
                                                               848    23740 SH       DEFINED                                   23740
Wellpoint Health Ntwk          COM              94973H108      873     7795 SH       SOLE                     7075               720
                                                               770     6870 SH       DEFINED                                    6870
XL Capital Ltd.                COM              G98255105     1859    24630 SH       SOLE                    22630              2000
                                                              1620    21472 SH       DEFINED                                   21472